Average Annual Total Returns - AST Global Bond Portfolio	No Share Class 1 Year	No Share Class 5 Years	No Share Class Since Inception	No Share Class InceptionDate	Bloomberg Barclays Global Aggregate US Dollar Hedged Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays Global Aggregate US Dollar Hedged Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays Global Aggregate US Dollar Hedged Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	4.50%	3.99%	3.89%	Jul. 13, 2015	5.58%	4.48%	4.34%	[1]

[1]	Since Inception returns for the Index are measured from the month-end closest to the inception date.